Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions

	Year Ended December 31,
	2018 $	2017 $	2016 $
Revenues (1)	117,764	49,509	49,228
Vessel operating expenses (2)	(6,298)	(32,346)	(34,629)
General and administrative (3)	(18,162)	(31,340)	(29,944)
Interest expense (4)(5)(6)(7)(8)(9)(10)	(38,695)	(25,882)	(22,400)
Losses on debt repurchases (11)	(46,041)	—	—

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation. The year ended December 31, 2016 includes an early termination fee received by the Partnership from Teekay Corporation of $4.0 million.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $10.0 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $5.3 million and $nil, respectively), and accretion expense of $2.7 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $2.2 million and $nil, respectively), incurred on the Brookfield Promissory Note (see note 11f). The Brookfield Promissory Note was recorded at its relative fair value at its acquisition date of $163.6 million and is recorded net of debt issuance costs on the Partnership's consolidated balance sheet as at December 31, 2017. On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 11i).

(5)
Includes interest expense of $5.0 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $nil and $nil, respectively), incurred on the unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which the Partnership entered into on March 31, 2018 (see note 11h).

(6)
Includes interest expense of $21.0 million for the year ended December 31, 2018 (December 31, 2017 and 2016 - $nil and $nil, respectively), incurred on the portion of five-year senior unsecured bonds held by Brookfield (see note 11i).

(7)	Includes interest expense of $14.6 million for the year ended December 31, 2017 (December 31, 2016 - $10.0 million), incurred on the 2016 Teekay Corporation Promissory Note (see note 11e).

(8)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO unit debt facility, which was repaid in March 2017, and a guarantee fee related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017 (see notes 11g and 12).

(9)
Includes interest expense of $5.0 million for the year ended December 31, 2016, incurred on a $100.0 million six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, which bore interest at an annual rate of 10.00% on the outstanding principal balance. The loan was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(10)
Includes interest expense of $3.2 million for the year ended December 31, 2016, incurred on a $100 million convertible promissory note issued to Teekay Corporation, which bore interest at an annual rate of 6.50% on the outstanding principal balance. The convertible promissory note was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(11)
Includes the loss on the Partnership's prepayment of the Brookfield Promissory Note, which includes the acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount at its par value and its carrying value of $168.5 million, an associated early termination fee of $12.0 million paid to Brookfield and the write-off of capitalized loan costs (see note 11i).

l)
At December 31, 2018, the carrying value of amounts due from affiliates totaled $59.8 million (December 31, 2017 - $37.4 million) and the carrying value of amounts due to affiliates totaled $183.8 million (December 31, 2017 - $271.5 million). Amounts due to and from affiliates, other than the Brookfield Promissory Note, the unsecured revolving credit facility provided by Teekay Corporation and Brookfield, and one term loan provided to a subsidiary of Teekay Corporation are non-interest bearing and unsecured, and all due to and from affiliates balances classified as current are expected to be settled within the next fiscal year in the normal course of operations or from financings.